Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000005044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, CRA Shares
C000048038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Institutional Shares
C000048039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCM Community Impact Bond Fund, Retail Shares
Without Sales Load [Member] | C000005044
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.73%)	0.78%
Without Sales Load [Member] | C000048038
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%	(0.28%)	1.24%
Without Sales Load [Member] | C000048039
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	(0.63%)	0.89%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.31%	0.06%	1.61%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.31%	0.06%	1.61%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	6.31%	0.06%	1.61%